SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Geographical Areas And Products [Abstract]
Schedule of geographic location and revenues
The following table presents geographic information about revenue attributed to countries based on the location of external customers for each of the years in the three-year period ended December 31, 2018:

	2018	2017	2016
	$	$	$
Revenue
Canada	96,434	78,325	54,574
Germany	24,361	18,248	16,299
United States	834,989	714,330	670,619
Other	97,235	87,223	67,309
Total revenue	1,053,019	898,126	808,801
The following table presents geographic information about long-lived assets by country based on the location of the assets for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Property, plant and equipment
Canada	33,383	32,572
India	53,057	26,099
Portugal	19,175	16,810
United States	271,461	238,039
Total property, plant and equipment	377,076	313,520
Goodwill
Canada	11,520	6,805
India	28,155	24,452
United States	68,039	10,433
Total goodwill	107,714	41,690
Intangible assets
Canada	19,622	10,012
India	18,712	21,904
United States	84,037	15,394
Portugal	18	8
Total intangible assets	122,389	47,318
Other assets
Canada	539	1,331
India	71	94
United States	8,927	5,542
Portugal	49	31
Total other assets	9,586	6,998

Schedule of revenue by product line
The following table presents revenue information based on revenues for the following product categories and their complementary packaging systems for each of the years in the three-year period ended December 31, 2018:

	2018	2017	2016
	$	$	$
Revenue
Tape	672,856	606,302	538,525
Film	184,743	165,597	152,610
Engineered coated products	126,973	115,538	106,720
Protective packaging	57,070	1,375	1,535
Other	11,377	9,314	9,411
	1,053,019	898,126	808,801